Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	245 Summer Street Boston MA 02210 617 563 7000
June 1, 2015

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Boylston Street Trust (the trust):

Strategic Advisers Multi-Manager 2005 Fund
Strategic Advisers Multi-Manager 2010 Fund
Strategic Advisers Multi-Manager 2015 Fund
Strategic Advisers Multi-Manager 2020 Fund
Strategic Advisers Multi-Manager 2025 Fund
Strategic Advisers Multi-Manager 2030 Fund
Strategic Advisers Multi-Manager 2035 Fund
Strategic Advisers Multi-Manager 2040 Fund
Strategic Advisers Multi-Manager 2045 Fund
Strategic Advisers Multi-Manager 2050 Fund
Strategic Advisers Multi-Manager 2055 Fund

Strategic Advisers Multi-Manager 2060 Fund
Strategic Advisers Multi-Manager Income Fund (the funds)

File Nos. 002-76309 and 811-03407

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Scott C. Goebel
Scott C. Goebel
Secretary of the Trust